Flight Equipment Spare Parts - Summary of Flight Equipment Spare Parts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ 2,054	¥ 2,407
Flight equipment spare parts [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,054	2,407
Flight equipment spare parts [member] | Cost [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,299	2,732
Flight equipment spare parts [member] | Impairment [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ (245)	¥ (325)